Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	139 Months Ended		147 Months Ended	151 Months Ended	171 Months Ended	254 Months Ended	291 Months Ended
		Sep. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [9]	Dec. 31, 2024 [1]	Dec. 31, 2024 [5]	Dec. 31, 2024 [1]	Dec. 31, 2024 [1]
ARBITRAGE FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			2.62%	2.73%	2.59%							3.70%
Performance Inception Date		Sep. 18, 2000
ARBITRAGE FUND | Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.35%	1.75%	1.71%							2.78%
ARBITRAGE FUND | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.68%	1.75%	1.68%							2.61%
ARBITRAGE FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.95%	2.99%	2.84%						3.03%
Performance Inception Date		Oct. 17, 2003
ARBITRAGE FUND | Class C
Prospectus [Line Items]
Average Annual Return, Percent			0.92%	1.97%	1.82%				1.54%
Performance Inception Date		Jun. 01, 2012
ARBITRAGE FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.19%)	2.22%	2.32%	2.24%	[1]
Performance Inception Date		Jun. 01, 2013
ARBITRAGE FUND | Standard & Poor's 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%	14.53%	13.10%							7.91%
ARBITRAGE FUND | ICE BofA U.S. 3-Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.25%	2.46%	1.77%							1.80%
ARBITRAGE FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.25%	(0.33%)	1.35%							3.79%
WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			1.91%	4.02%	2.39%					2.40%
Performance Inception Date		Oct. 01, 2010
WATER ISLAND EVENT-DRIVEN FUND | Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.91%	3.98%	2.20%					1.93%
WATER ISLAND EVENT-DRIVEN FUND | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.13%	3.10%	1.77%					1.67%
WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.27%	4.31%	2.66%					2.66%
Performance Inception Date		Oct. 01, 2010
WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(1.35%)	3.37%	2.07%	1.98%	[5]
Performance Inception Date		Jun. 01, 2013
WATER ISLAND EVENT-DRIVEN FUND | Standard & Poor's 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		25.02%	14.53%	13.10%					14.35%
WATER ISLAND EVENT-DRIVEN FUND | ICE BofA U.S. 3-Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		5.25%	2.46%	1.77%					1.26%
WATER ISLAND EVENT-DRIVEN FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]		1.25%	(0.33%)	1.35%					1.95%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.23%	3.69%	2.99%			2.96%
Performance Inception Date		Oct. 01, 2012
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.32%	2.23%	1.70%			1.65%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.07%	2.20%	1.72%			1.68%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.50%	3.96%	3.26%			3.21%
Performance Inception Date		Oct. 01, 2012
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.77%	3.03%	2.65%	2.63%	[9]
Performance Inception Date		Jun. 01, 2013
WATER ISLAND CREDIT OPPORTUNITIES FUND | ICE BofA U.S. 3-Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]		5.25%	2.46%	1.77%			1.45%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]		1.25%	(0.33%)	1.35%			1.43%

[1]	The inception date for Class R shares is September 18, 2000, the inception date for Class I shares is October 17, 2003, the inception date for Class C shares is June 1, 2012, and the inception date for the Class A shares is June 1, 2013. The "Since Inception" returns reflected for the Standard & Poor's 500® Index, the ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are based on the inception date for Class R shares.
[2]	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[3]	The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
[4]	The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[5]	The inception date for Class R shares and Class I shares is October 1, 2010 and the inception date for the Class A shares is June 1, 2013. The "Since Inception" returns reflected for the Standard & Poor's 500® Index, the ICE BofA U.S. 3-Month Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are based on the inception date for Class R shares.
[6]	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[7]	The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
[8]	The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[9]	The inception date for Class R shares and Class I shares is October 1, 2012. The inception date for the Class A shares is June 1, 2013. The "Since Inception" returns reflected for the Bloomberg U.S. Aggregate Bond Index and the ICE BofA U.S. 3-Month Treasury Bill Index are based on the inception date for Class R and Class I shares.
[10]	The ICE BofA U.S. 3-Month Treasury Bill Index is the Fund's additional index. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
[11]	Due to new regulatory requirements, effective May 31, 2024, the Bloomberg U.S. Aggregate Bond Index became the Fund's broad-based securities market index. The Bloomberg U.S. Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.